Schedule of Investments (unaudited) March 31, 2019	BlackRock LifePath Dynamic 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2020 Master Portfolio of Master Investment Portfolio	$296,008,627

Total Investments (Cost — $179,380,357) — 100.1%	296,008,627

Liabilities in Excess of Other Assets — (0.1)%	(201,610)

Net Assets — 100.0%	$295,807,017

BlackRock LifePath Dynamic 2020 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2020 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2019, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $296,008,627 and 100%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2019	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(f) — 101.5%

Equity Funds — 44.1%
Active Stock Master Portfolio	$78,060,773	$78,060,773
BlackRock Advantage Emerging Markets Fund — Class K(a)	1,090,400	11,361,972
BlackRock Tactical Opportunities Fund — Class K	639,209	8,859,440
International Tilts Master Portfolio	$21,261,132	21,261,132
iShares Edge MSCI Multifactor International ETF(b)	132,273	3,482,748
iShares Edge MSCI Multifactor USA ETF	79,018	2,451,928
iShares MSCI EAFE Small-Cap ETF	88,106	5,060,809

		130,538,802

Fixed Income Funds — 54.0%
CoreAlpha Bond Master Portfolio	$115,675,892	115,675,892
iShares TIPS Bond ETF	210,585	23,810,846
Master Total Return Portfolio	$20,146,544	20,146,544

		159,633,282

Short-Term Securities — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)	7,653,516	7,656,578
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(d)	2,475,209	2,475,209

		10,131,787

Total Affiliated Investment Companies — 101.5% (Cost — $246,817,724)		300,303,871

Common Stocks — 1.2%

Capital Markets — 0.0%
Centuria Capital Group	7,463	7,419

Equity Real Estate Investment Trusts (REITs) — 0.9%
Activia Properties, Inc.	9	37,388
Alexandria Real Estate Equities, Inc.	604	86,106
alstria office REIT-AG	1,477	24,040
American Homes 4 Rent, Class A	1,352	30,717
Ascendas Real Estate Investment Trust	23,500	50,511
Assura PLC	29,106	21,760
AvalonBay Communities, Inc.	573	115,018
Big Yellow Group PLC	2,077	26,837
Boston Properties, Inc.	751	100,544
Canadian Apartment Properties REIT	1,077	41,400
Capital & Regional PLC	32,219	10,680
CareTrust REIT, Inc.(b)	3,474	81,500
Comforia Residential REIT, Inc.	8	21,917
Crown Castle International Corp.	142	18,176
CyrusOne, Inc.	794	41,637
Daiwa House REIT Investment Corp.	22	48,805

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Derwent London PLC	483	$20,289
Douglas Emmett, Inc.	451	18,229
EPR Properties	940	72,286
Equinix, Inc.	60	27,190
Equity Residential(b)	953	71,780
Extra Space Storage, Inc.(b)	655	66,751
Federal Realty Investment Trust	361	49,764
Gecina SA	232	34,319
GLP J-REIT	26	27,846
Highwoods Properties, Inc.	825	38,593
Host Hotels & Resorts, Inc.	5,045	95,350
Hudson Pacific Properties, Inc.	794	27,329
Hulic REIT, Inc.	15	25,561
Ichigo Office REIT Investment Corp.	20	19,164
Invincible Investment Corp.	51	24,957
Invitation Homes, Inc.(b)	1,047	25,473
Japan Rental Housing Investments, Inc.	26	20,702
Kenedix Office Investment Corp.	6	41,656
Land Securities Group PLC	854	10,168
Link REIT	6,500	76,100
Mitsui Fudosan Logistics Park, Inc.	8	25,607
Prologis, Inc.	1,802	129,654
PRS REIT PLC	14,018	18,002
Regency Centers Corp.	983	66,343
Rexford Industrial Realty, Inc.	1,852	66,320
RioCan Real Estate Investment Trust	3,011	59,641
Scentre Group	21,324	62,247
Segro PLC	5,391	47,322
Simon Property Group, Inc.	881	160,527
SL Green Realty Corp.	205	18,434
Spirit Realty Capital, Inc.	1,311	52,086
STAG Industrial, Inc.	621	18,413
Stockland	3,339	9,133
Sun Communities, Inc.	626	74,194
UDR, Inc.	1,653	75,145
Unibail-Rodamco-Westfield	482	79,015
Ventas, Inc.	1,443	92,078
VEREIT, Inc.(b)	4,234	35,439
VICI Properties, Inc.	2,062	45,117
Welltower, Inc.	338	26,229

		2,711,489

Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	211	17,536

1

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	141	$17,638

		35,174

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	16,605	16,447

Interactive Media & Services — 0.0%
NEXTDC Ltd.(a)	6,046	27,154

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	848	30,265

Real Estate Management & Development — 0.3%
Aedas Homes SAU(a)(e)	684	17,445
Aveo Group	3,085	4,319
Castellum AB	1,418	27,517
China Vanke Co. Ltd., Class H	8,065	33,945
City Developments Ltd.	2,900	19,408
CK Asset Holdings Ltd.	8,500	75,699
Deutsche Wohnen SE	574	27,853
Entra ASA(e)	2,012	30,388
Fabege AB	627	9,112
Godewind Immobilien AG(a)(e)	3,985	16,591
Grainger PLC	7,153	22,043

Security	Shares	Value

Real Estate Management & Development (continued)
Inmobiliaria Colonial Socimi SA	3,392	$34,892
LEG Immobilien AG	429	52,718
Lend Lease Group	842	7,409
Mega Manunggal Property Tbk PT(a)	271,200	8,648
Mitsubishi Estate Co. Ltd.	2,700	48,991
Mitsui Fudosan Co. Ltd.	3,000	75,575
Sumitomo Realty & Development Co. Ltd.	400	16,596
Sun Hung Kai Properties Ltd.	3,500	60,167
Swire Properties Ltd.	4,800	20,659
Tokyu Fudosan Holdings Corp.	3,212	19,248
Vonovia SE	1,727	89,624
Wharf Real Estate Investment Co. Ltd.	5,000	37,263

		756,110

Road & Rail — 0.0%
MTR Corp. Ltd.	3,000	18,587

Total Common Stocks — 1.2% (Cost — $3,181,140)		3,602,645

Total Investments — 102.7% (Cost — $249,998,864)		303,906,516

Liabilities in Excess of Other Assets — (2.7)%		(7,885,396)

Net Assets — 100.0%		$296,021,120

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$76,552,641	$1,508,132	(b)	—	$78,060,773	$78,060,773	$295,055		$129,392	$9,491,587
BlackRock Advantage Emerging Markets Fund — Class K	1,146,383	14,115		(70,098)	1,090,400	11,361,972	—		(48,749)	1,095,606
BlackRock Cash Funds: Institutional, SL Agency Shares	7,349,251	304,265	(b)	—	7,653,516	7,656,578	4,728	(c)	263	1,505
BlackRock Cash Funds: Treasury, SL Agency Shares	1,066,119	1,409,090	(b)	—	2,475,209	2,475,209	12,401		—	—

2

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2020 Master Portfolio

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Tactical Opportunities Fund — Class K	685,745	14,942		(61,478)	639,209	8,859,440	—	3,013	131,193
CoreAlpha Bond Master Portfolio	$113,419,513	$2,256,379	(b)	—	$115,675,892	115,675,892	939,091	772,254	1,778,789
International Tilts Master Portfolio	$21,153,331	$107,801	(b)	—	$21,261,132	21,261,132	179,551	(47,920)	2,728,642
iShares Edge MSCI Multifactor International ETF	160,454	—		(28,181)	132,273	3,482,748	—	58,399	347,741
iShares Edge MSCI Multifactor USA ETF	79,018	—		—	79,018	2,451,928	9,065	—	250,487
iShares MSCI EAFE Small-Cap ETF	88,106	—		—	88,106	5,060,809	—	—	495,156
iShares TIPS Bond ETF	207,548	9,612		(6,575)	210,585	23,810,846	—	(3,399)	753,335
Master Total Return Portfolio	$15,584,660	$4,561,884	(b)	—	$20,146,544	20,146,544	150,690	71,513	912,570

						$300,303,871	$1,590,581	$934,766	$17,986,611

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

3

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2020 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year U.S. Treasury Note	64	06/19/19	$7,950	$111,137
U.S. Treasury Ultra Bond	93	06/19/19	15,624	583,609
S&P/TSX 60 Index	21	06/20/19	3,008	22,357
Russell 2000 E-Mini Index	130	06/21/19	10,035	85,161
S&P 500 E-Mini Index	4	06/21/19	568	17,153

				$819,417

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	121,000	USD	85,858	JPMorgan Chase Bank N.A.	04/15/19	$81
AUD	47,000	USD	33,357	Nomura International PLC	04/15/19	25
AUD	6,000	USD	4,247	State Street Bank and Trust Co.	04/15/19	14
CAD	1,000	USD	749	Bank of America N.A.	04/15/19	—
GBP	54,000	USD	69,787	Barclays Bank PLC	04/15/19	592
HKD	3,000	USD	382	Citibank N.A.	04/15/19	—
ILS	14,000	USD	3,850	Goldman Sachs International	04/15/19	7
JPY	11,324,000	USD	101,498	Standard Chartered Bank	04/15/19	790
USD	26,641	AUD	37,000	Citibank N.A.	04/15/19	362
USD	2,842	AUD	4,000	Deutsche Bank AG	04/15/19	1
USD	59,496	AUD	83,000	Nomura International PLC	04/15/19	546
USD	41,452	CAD	55,000	JPMorgan Chase Bank N.A.	04/15/19	280
USD	52,481	CAD	69,000	JPMorgan Chase Bank N.A.	04/15/19	829
USD	755	CAD	1,000	State Street Bank and Trust Co.	04/15/19	6
USD	1,510	CAD	2,000	State Street Bank and Trust Co.	04/15/19	13
USD	17,107	CHF	17,000	State Street Bank and Trust Co.	04/15/19	13
USD	6,809	EUR	6,000	BNP Paribas S.A.	04/15/19	71
USD	4,561	EUR	4,000	Goldman Sachs International	04/15/19	69
USD	163,983	EUR	143,000	Goldman Sachs International	04/15/19	3,395
USD	3,426	EUR	3,000	State Street Bank and Trust Co.	04/15/19	57
USD	34,587	EUR	30,000	State Street Bank and Trust Co.	04/15/19	897
USD	2,642	GBP	2,000	BNY Mellon	04/15/19	36
USD	11,825	GBP	9,000	Nomura International PLC	04/15/19	95
USD	1,309	GBP	1,000	Standard Chartered Bank	04/15/19	6
USD	6,549	GBP	5,000	Standard Chartered Bank	04/15/19	33
USD	1,319	GBP	1,000	State Street Bank and Trust Co.	04/15/19	16
USD	16,877	HKD	132,000	Barclays Bank PLC	04/15/19	55
USD	15,717	HKD	123,000	Deutsche Bank AG	04/15/19	42
USD	2,551	HKD	20,000	UBS AG	04/15/19	3
USD	108,265	HKD	847,000	UBS AG	04/15/19	323

4

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,949	IDR	141,779,000	State Street Bank and Trust Co.	04/15/19	$23
USD	9,777	JPY	1,065,000	BNP Paribas S.A.	04/15/19	157
USD	4,507	JPY	497,000	Bank of America N.A.	04/15/19	17
USD	5,336	JPY	580,000	Bank of America N.A.	04/15/19	97
USD	3,182	JPY	346,000	Goldman Sachs International	04/15/19	56
USD	95,305	JPY	10,311,000	Goldman Sachs International	04/15/19	2,167
USD	9,259	JPY	1,002,000	Nomura International PLC	04/15/19	208
USD	8,514	JPY	929,000	Standard Chartered Bank	04/15/19	123
USD	4,048	JPY	447,000	State Street Bank and Trust Co.	04/15/19	10
USD	28,778	JPY	3,126,000	State Street Bank and Trust Co.	04/15/19	541
USD	17,008	NOK	145,000	State Street Bank and Trust Co.	04/15/19	187
USD	27,539	NOK	234,000	State Street Bank and Trust Co.	04/15/19	395
USD	9,777	SEK	90,000	Citibank N.A.	04/15/19	87
USD	7,698	SEK	69,000	JPMorgan Chase Bank N.A.	04/15/19	270
USD	7,401	SGD	10,000	Citibank N.A.	04/15/19	20
USD	8,123	SGD	11,000	Citibank N.A.	04/15/19	4
USD	17,726	SGD	24,000	State Street Bank and Trust Co.	04/15/19	12
AUD	18,289,375	USD	12,869,355	Deutsche Bank AG	06/19/19	135,823
CAD	2,876,968	USD	2,143,116	Morgan Stanley & Co. International PLC	06/19/19	13,913
JPY	280,328,932	USD	2,540,675	Nomura International PLC	06/19/19	4,059
USD	4,865,485	EUR	4,300,833	Nomura International PLC	06/19/19	9,228

						176,054

AUD	102,000	USD	73,380	Deutsche Bank AG	04/15/19	(936)
AUD	7,000	USD	4,982	State Street Bank and Trust Co.	04/15/19	(10)
AUD	61,000	USD	43,960	State Street Bank and Trust Co.	04/15/19	(635)
CAD	69,000	USD	52,148	Citibank N.A.	04/15/19	(496)
CAD	59,000	USD	44,638	Goldman Sachs International	04/15/19	(472)
CAD	25,000	USD	18,731	Royal Bank of Canada	04/15/19	(16)
CHF	17,000	USD	17,325	Barclays Bank PLC	04/15/19	(232)
CHF	28,000	USD	28,794	JPMorgan Chase Bank N.A.	04/15/19	(640)
CHF	7,000	USD	7,046	UBS AG	04/15/19	(7)
EUR	126,000	USD	144,829	Goldman Sachs International	04/15/19	(3,332)
EUR	2,000	USD	2,313	JPMorgan Chase Bank N.A.	04/15/19	(67)
EUR	3,000	USD	3,412	Nomura International PLC	04/15/19	(43)
EUR	51,000	USD	57,365	Royal Bank of Canada	04/15/19	(93)
EUR	24,000	USD	27,398	Standard Chartered Bank	04/15/19	(447)
GBP	33,000	USD	43,849	JPMorgan Chase Bank N.A.	04/15/19	(840)
GBP	24,000	USD	31,373	Nomura International PLC	04/15/19	(94)
HKD	121,000	USD	15,462	Barclays Bank PLC	04/15/19	(42)
HKD	382,000	USD	48,684	Citibank N.A.	04/15/19	(2)
HKD	902,000	USD	115,309	Deutsche Bank AG	04/15/19	(357)
HKD	159,000	USD	20,302	Standard Chartered Bank	04/15/19	(39)
JPY	256,000	USD	2,314	Citibank N.A.	04/15/19	(2)
JPY	2,093,000	USD	19,471	Goldman Sachs International	04/15/19	(565)
JPY	18,505,000	USD	171,288	Goldman Sachs International	04/15/19	(4,135)
JPY	3,037,000	USD	27,439	JPMorgan Chase Bank N.A.	04/15/19	(6)
JPY	420,000	USD	3,820	Nomura International PLC	04/15/19	(26)
JPY	520,000	USD	4,713	Nomura International PLC	04/15/19	(16)
JPY	724,000	USD	6,559	Standard Chartered Bank	04/15/19	(20)
JPY	7,713,000	USD	69,679	State Street Bank and Trust Co.	04/15/19	(9)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	98,000	USD	11,465	Bank of America N.A.	04/15/19	$(96)
NOK	106,000	USD	12,410	JPMorgan Chase Bank N.A.	04/15/19	(114)
NZD	5,000	USD	3,418	State Street Bank and Trust Co.	04/15/19	(12)
SEK	228,000	USD	25,564	Goldman Sachs International	04/15/19	(1,017)
SEK	76,000	USD	8,216	Royal Bank of Canada	04/15/19	(34)
SEK	41,000	USD	4,556	Standard Chartered Bank	04/15/19	(142)
SEK	59,000	USD	6,645	Standard Chartered Bank	04/15/19	(293)
SGD	15,000	USD	11,107	Barclays Bank PLC	04/15/19	(36)
SGD	51,000	USD	37,740	Goldman Sachs International	04/15/19	(99)
SGD	27,000	USD	19,942	State Street Bank and Trust Co.	04/15/19	(14)
USD	2,109	AUD	3,000	Bank of America N.A.	04/15/19	(22)
USD	79,498	AUD	112,000	Deutsche Bank AG	04/15/19	(49)
USD	704	AUD	1,000	State Street Bank and Trust Co.	04/15/19	(6)
USD	10,354	GBP	8,000	State Street Bank and Trust Co.	04/15/19	(72)
USD	19,379	GBP	15,000	State Street Bank and Trust Co.	04/15/19	(171)
USD	66,414	GBP	51,000	State Street Bank and Trust Co.	04/15/19	(55)
USD	202,031	JPY	22,425,000	Bank of America N.A.	04/15/19	(530)
USD	7,802	JPY	866,000	State Street Bank and Trust Co.	04/15/19	(20)
EUR	12,111,773	USD	13,702,025	Bank of America N.A.	06/19/19	(26,096)
USD	5,068,931	AUD	7,204,228	Bank of America N.A.	06/19/19	(53,840)
USD	1,638,819	CAD	2,200,000	Nomura International PLC	06/19/19	(10,648)
USD	4,539,163	JPY	500,745,890	Bank of America N.A.	06/19/19	(6,444)

						(113,389)

						$62,665

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2020 Master Portfolio

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$31,216,897	$—	$—	$31,216,897
Fixed Income Fund	23,810,846	—	—	23,810,846
Short-Term Securities	10,131,787	—	—	10,131,787
Common Stocks:
Capital Markets	7,419	—	—	7,419
Equity Real Estate Investment Trusts (REITs)	2,103,930	607,559	—	2,711,489
Hotels, Restaurants & Leisure	35,174	—	—	35,174
Household Durables	16,447	—	—	16,447
Interactive Media & Services	—	27,154	—	27,154
IT Services	30,265	—	—	30,265
Real Estate Management & Development	38,634	717,476	—	756,110
Road & Rail	—	18,587	—	18,587

Subtotal	$67,391,399	$1,370,776	$—	$68,762,175

Investments Valued at Net Asset Value (“NAV”)(a)				235,144,341

				$303,906,516

Derivative Financial Instruments(b)
Assets:
Equity contracts	$124,671	$—	$—	$124,671
Forward foreign currency contracts	—	176,054	—	176,054
Interest rate contracts	694,746	—	—	694,746
Liabilities:
Forward foreign currency contracts	—	(113,389)	—	(113,389)

	$819,417	$62,665	$—	$882,082

(a)

As of March 31, 2019, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

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